UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

Amendment No. 1

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   September 13, 2024 to October 11, 2024

Commission File Number of issuing entity:  333-191331-07

Central Index Key Number of issuing entity:  0001630477

GS Mortgage Securities Trust 2015-GC28
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-191331

Central Index Key Number of depositor:  0001004158

GS Mortgage Securities Corporation II
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541001

Citigroup Global Markets Realty Corp.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541502

Goldman Sachs Mortgage Company
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001558761

Cantor Commercial Real Estate Lending, L.P.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001576832

MC-Five Mile Commercial Mortgage Finance LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001682511

Starwood Mortgage Funding I LLC
(Exact name of sponsor as specified in its charter)

Scott Epperson (212) 934-2882
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3952073
38-3952074
38-7127895
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, National Association
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-5			X
A-AB			X
A-S			X
PEZ			X
B			X
C			X
X-A			X
X-B			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Explanatory Note:

This Form 10-D/A amends the registrant's Asset Backed Issuer Distribution Report on Form 10-D filed by the Registrant on October 22, 2024 (SEC Accession No. 0001888524-24-014909) (the “Original 10-D”).  The purpose of this amendment is to revise information in the Monthly Distribution Report filed as Exhibit 99.1 to the Original 10-D relating to amounts payable to the Certificateholders.  The payment revision was made to include a late payoff received with respect to the Chestnut Oaks Mortgage Loan (Loan Number 28 on Annex A-1 of the prospectus supplement of the registrant relating to the issuing entity filed on February 27, 2015 pursuant to Rule 424(b)(5)).  This resulted in an additional principal payment to the Class A-5 Certificateholders in an amount equal to $9,091,946.47.  The additional payment was made to the Class A-5 Certificateholders on October 23, 2024.

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On October 11, 2024 a distribution was made to holders of the certificates issued by GS Mortgage Securities Trust 2015-GC28.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the GS Mortgage Securities Trust 2015-GC28 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on October 11, 2024

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
2	5.14%	6	$1,002,541.75

No assets securitized by GS Mortgage Securities Corporation II (the "Depositor") and held by GS Mortgage Securities Trust 2015-GC28 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from September 13, 2024 to October 11, 2024.

The Depositor has filed a Form ABS-15G on February 14, 2024. The CIK number of the Depositor is 0001004158. There is no new activity to report at this time.

Citigroup Global Markets Realty Corp. ("CGMRC"), one of the sponsors, has filed a Form ABS-15G on February 9, 2024. The CIK number of CGMRC is 0001541001. There is no new activity to report at this time.

Goldman Sachs Mortgage Company ("GSMC"), one of the sponsors, has filed a Form ABS-15G on August 13, 2024. The CIK number of GSMC is 0001541502. There is no new activity to report at this time.

Cantor Commercial Real Estate Lending, L.P. ("CCREL"), one of the sponsors, has filed a Form ABS-15G on July 19, 2024. The CIK number of CCREL is 0001558761. There is no new activity to report at this time.

MC-Five Mile Commercial Mortgage Finance LLC ("MC-Five Mile"), one of the sponsors, has filed a Form ABS-15G on February 16, 2021. The CIK number of MC-Five Mile is 0001576832. There is no new activity to report at this time.

Starwood Mortgage Funding I LLC ("Starwood"), one of the sponsors, has filed a Form ABS-15G on January 31, 2024. The CIK number of Starwood is 0001682511. There is no new activity to report at this time.

Part II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

The Mortgagor of the Airport Technology Park Mortgage Loan, which represents 10% or more of the pool assets held by the issuing entity as of its cut-off date, consummated a full defeasance of the Airport Technology Park Mortgage Loan by substituting government securities backed by the full faith and credit of the United States for all of the related Mortgaged Property pursuant to the Mortgage Loan documents.

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1) Amended monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2015-GC28, relating to the October 11, 2024 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GS Mortgage Securities Corporation II
(Depositor)

/s/ Scott Epperson
Scott Epperson, Chief Executive Officer

Date: October 24, 2024